Stock-Based Compensation - Summary of Weighted Average Assumptions - 10Q (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility rate, minimum	90.85%	0.00%	86.39%	82.96%
Expected volatility rate, maximum	92.31%	0.00%	92.31%	83.70%
Risk-free interest rate, minimum	3.43%	0.00%	3.43%	3.45%
Risk-free interest rate, maximum	4.40%	0.00%	4.60%	4.46%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	5 years 11 months 12 days	0 years	5 years 6 months	3 years 6 months 29 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)	6 years 1 month 13 days	0 years	6 years 1 month 24 days	6 years 29 days
Options to purchase common stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility rate, minimum					82.96%	71.71%
Expected volatility rate, maximum					83.70%	74.01%
Risk-free interest rate, minimum					3.45%	1.47%
Risk-free interest rate, maximum					4.46%	4.22%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value of common stock (in dollars per share)		$ 18.39		$ 18.39	$ 18.39	$ 20.24
Options to purchase common stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)					3 years 6 months 29 days	5 years 10 months 13 days
Options to purchase common stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (in years)					6 years 29 days	6 years 1 month 2 days